UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Atwood & Palmer, Inc.
Address:     800 West 47th Street
             Suite 705
             Kansas City, MO 64112

13F File Number:     801-36665

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven N. Palmer
Title:     President
Phone:     816-931-2266
Signature, Place, and Date of Signing:

Signature:_________________________ Kansas City, MO  January 27, 2000

Report Type (Check only one):

[X]     13F HOLDING REPORT

[ ]     13F NOTICE

[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Sealed Air Corp New Pfd $2     CNV              81211K209     1158    22934 SH       SOLE                    22934
A T & T Corp                   COM              001957109     7013   138014 SH       SOLE                   138014
Abbott Laboratories            COM              002824100      263     7250 SH       SOLE                     7250
Amer Home Products             COM              026609107      958    24408 SH       SOLE                    24408
America Online                 COM              02364J104     4757    62700 SH       SOLE                    62700
Amgen Inc                      COM              031162100    13593   226310 SH       SOLE                   226310
Automatic Data Proc            COM              053015103     8167   151598 SH       SOLE                   151598
BP Amoco PLC ADR               COM              055622104     2965    49993 SH       SOLE                    49993
BankAmerica Corp               COM              06605F102     4888    97399 SH       SOLE                    97399
Bell Atlantic Corp             COM              077853109      382     6200 SH       SOLE                     6200
Block (H & R)                  COM              093671105     1661    37977 SH       SOLE                    37977
Boeing                         COM              097023105      491    11851 SH       SOLE                    11851
Bristol-Myers Squibb           COM              110122108     2995    46656 SH       SOLE                    46656
Butler Mfg                     COM              123655102      566    25381 SH       SOLE                    25381
Cerner Corp                    COM              156782104     4422   224585 SH       SOLE                   224585
Chevron Corp                   COM              166751107      286     3300 SH       SOLE                     3300
Chiron Corp                    COM              170040109      819    19328 SH       SOLE                    19328
Cisco Systems                  COM              17275R102    29344   273927 SH       SOLE                   273927
Citigroup Inc                  COM              172967101     8777   157616 SH       SOLE                   157616
Coca Cola                      COM              191216100     5620    96483 SH       SOLE                    96483
Commerce Bancshares            COM              200525103      298     8803 SH       SOLE                     8803
ConAgra Inc                    COM              205887102      211     9280 SH       SOLE                     9280
Corp Hi Yld Fd II              COM              219915105      103    10752 SH       SOLE                    10752
Disney (Walt) Co               COM              254687106     5151   176088 SH       SOLE                   176088
DuPont(EI) DeNemours           COM              263534109     4391    66649 SH       SOLE                    66649
Electronic Data Sys            COM              285661104     3230    48260 SH       SOLE                    48260
Emerson Electric               COM              291011104     1752    30540 SH       SOLE                    30540
Enron Corp                     COM              293561106      546    12300 SH       SOLE                    12300
Exxon Mobil                    COM              30231G102     2540    31529 SH       SOLE                    31529
Fed Natl Mtg Assn              COM              313586109      418     6695 SH       SOLE                     6695
Firstar Corp New               COM              33763V109      278    13155 SH       SOLE                    13155
General Electric               COM              369604103    15405    99550 SH       SOLE                    99550
Genzyme Corp                   COM              372917104      990    22000 SH       SOLE                    22000
Gillette                       COM              375766102     4219   102436 SH       SOLE                   102436
Hewlett-Packard                COM              428236103     7553    66400 SH       SOLE                    66400
Home Depot Inc                 COM              437076102      309     4500 SH       SOLE                     4500
Int'l Business Mach            COM              459200101      412     3818 SH       SOLE                     3818
Intel                          COM              458140100     7256    88151 SH       SOLE                    88151
Jack Henry                     COM              426281101     9144   170325 SH       SOLE                   170325
Johnson & Johnson              COM              478160104     6153    65981 SH       SOLE                    65981
Kansas City Life Ins           COM              484836101      815    24156 SH       SOLE                    24156
Kansas City Southern           COM              485170104      709     9500 SH       SOLE                     9500
Lucent Technologies            COM              549463107     9921   132274 SH       SOLE                   132274
McDonald's Corp                COM              580135101      697    17300 SH       SOLE                    17300
Merck & Co                     COM              589331107     6106    90884 SH       SOLE                    90884
Microsoft Corp                 COM              594918104    18122   155222 SH       SOLE                   155222
Morgan (J.P.)                  COM              616880100      243     1918 SH       SOLE                     1918
Motorola, Inc                  COM              620076109     1347     9150 SH       SOLE                     9150
Nextel Comm                    COM              65332V103    10312   100000 SH       SOLE                   100000
Paychex Inc                    COM              704326107     3190    79757 SH       SOLE                    79757
Pfizer Inc                     COM              717081103      205     6334 SH       SOLE                     6334
Procter & Gamble               COM              742718109     7110    64895 SH       SOLE                    64895
Royal Dutch Petro              COM              780257804     4480    73970 SH       SOLE                    73970
SBC Communications             COM              78387G103     2221    45553 SH       SOLE                    45553
Schering-Plough                COM              806605101      220     5188 SH       SOLE                     5188
Schlumberger Ltd               COM              806857108     3418    60900 SH       SOLE                    60900
Sealed Air Corp                COM              812115103     3027    58427 SH       SOLE                    58427
Texaco Inc                     COM              881694103      304     5600 SH       SOLE                     5600
Transocean Sedco Forex         COM              G90078109      397    11790 SH       SOLE                    11790
Tyco Intl LTD New              COM              902124106     5108   130976 SH       SOLE                   130976
Wal-Mart Stores                COM              931142103      515     7450 SH       SOLE                     7450
Williams Companies             COM              969457100      308    10068 SH       SOLE                    10068
T Rowe Price Int'l Stock       MUT              77956H203      562 29540.322SH       SOLE                29540.322
Vanguard Intl Growth           MUT              921910204      587 26102.093SH       SOLE                26102.093